Income Taxes - Reconciliation of Statutory Income Tax Rate to Average Effective Tax Rate (Parenthetical) (Detail) - JPY (¥) ¥ in Millions			12 Months Ended
	Apr. 01, 2016	Apr. 01, 2015	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of income taxes [Line Items]
Approximate statutory income tax rate related to approved amendments from the National Diet of Japan	32.00%	33.00%
Approximate revised statutory income tax rate related to approved amendments from the National Diet of Japan	30.00%
Income tax expense decrease due to transfer pricing tax refund						¥ 19,145
Applicable tax rate				30.40%	30.40%	32.50%
Average effective tax rate				(1.20%)	32.50%	36.10%
United States [member]
Disclosure of income taxes [Line Items]
Applicable tax rate				35.00%
Average effective tax rate				31.55%
Decrease in income tax expenses				¥ 346,129
United States [member] | Scenario, Plan [Member]
Disclosure of income taxes [Line Items]
Applicable tax rate			21.00%